Note 6 - Share Capital	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
6.	Share capital

(a)	Financing

On June 16, 2011, the Company completed a public offering of 1,789,900 units at a price of $2.85 each for total gross proceeds, before expenses, of $5,101,215. Each unit consists of one common share and one half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of $3.35. The warrants expire on June 15, 2016. After paying underwriter’s commission and other unit issue costs, the offering generated net cash of $4,545,647. The total unit issuance cost of $555,568 has been allocated, on a pro-rata basis, as $475,568 to the shares and $80,000 to the warrants and recorded, respectively, to share capital and warrant issuance costs in the consolidated statement of operations and comprehensive income (loss).

On the date of issuance, the Black-Scholes aggregate value of the 894,950 warrants was $742,809 based on an assumed risk-free interest rate of 2.19%, volatility of 40%, a zero dividend yield and an expected life of 5 years. The fair value of the warrants at issuance was initially recorded as a liability with the residual amount of proceeds allocated to share capital.

On February 29, 2012, the Company completed a private placement offering of 1,848,601 units at a price of $2.20 each for total gross proceeds, before expenses, of $4,066,923. Each unit consists of one common share and one half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of $2.60. The warrants expire on February 28, 2017. After paying brokerage fees and other unit issue costs, the offering generated net cash of $3,841,516. The total unit issuance cost of $225,407 has been allocated, on a pro-rata basis, as $178,407 to the shares and $47,000 to the warrants and recorded, respectively, to share capital and warrant issuance costs in the consolidated statement of operations and comprehensive income (loss).

On the date of issuance, the Black-Scholes aggregate value of the 924,302 warrants was $850,358 based on an assumed risk-free interest rate of 1.44%, volatility of 40%, a zero dividend yield and an expected life of 5 years. The fair value of the warrants at issuance was initially recorded as a liability with the residual amount of proceeds from the private placement being allocated to share capital.

(b)	Authorized share capital

The Company’s authorized share capital consists of an unlimited number of common and preferred shares without par value.

(c)	Consolidation of common shares

On November 4, 2010 the Company’s common shares were consolidated on a basis of five current common shares for one new common share.  All references to common stock, common shares outstanding, average number of common shares outstanding, per share amounts and options in these financial statements and notes thereto have been restated to reflect the common stock consolidation on a retroactive basis.

(d)	Warrants to purchase common shares

During the year ended December 31, 2012, there were 230,841 warrants exercised for $631,874 in cash and 54,545 warrants exercised using the cashless exercise provision in return for 38,644 common shares (year ended December 31, 2011 – nil).

A following table summarizes the Company’s warrant activity for the years ended December 31, 2011 and 2012:

	Common shares purchasable upon exercise of warrants	Weighted average exercise price	Range of exercise prices			Weighted average remaining contractual life (years)	Aggregate intrinsic value

Balance, December 31, 2010	-	-			-	-
Issued	949,495	$3.25	$1.65	-	$3.35
Balance, December 31, 2011	949,495	$3.25	$1.65	-	$3.35	4.6	-
Issued	924,302	$2.60			$2.60
Exercised	(230,841)	$2.74	$1.65	-	$3.35
Balance, December 31, 2012	1,642,956	$3.00	$2.60	-	$3.35	3.7	$3,140,893

The aggregate intrinsic value in the table above is calculated based on the difference between the exercise price of the warrants and the quoted price of the Company’s common stock as of the reporting date.

All of the Company’s warrants were exercisable as of December 31, 2012.

The weighted average Black-Scholes option-pricing assumptions and the resultant fair values are as follows for warrants outstanding at December 31, 2012 and 2011 are as follows:

	Year ended December 31
	2012	2011

Dividend yield	0.00%	0.00%
Expected volatility	40.00%	40.00%
Risk-free interest rate	1.24%	1.29%
Expected average term (years)	3.7	4.6
Fair value of warrants outstanding	$2.43	$0.22
Aggregate fair value of warrants outstanding	$3,994,449	$205,044

The value of the Company’s warrants are particularly sensitive to changes in the Company’s share price and the estimated rate of share price volatility.

(e)	Stock-based compensation

The Company has three share-based compensation plans; the “2007 Plan”, the “2011 Plan” and the “Protiva Option Plan”.

On June 22, 2011, the shareholders of the Company approved an omnibus stock-based compensation plan (the “2011 Plan”) and a 273,889 increase in the number of stock-based compensation awards that the Company is permitted to issue. The Company’s pre-existing 2007 Plan was limited to the granting of stock options as equity incentive awards whereas the 2011 Plan also allows for the issuance of tandem stock appreciation rights, restricted stock units and deferred stock units (collectively, and including options, referred to as “Awards”). The 2011 Plan replaces the 2007 Plan. The 2007 Plan will continue to govern the options granted thereunder. No further options will be granted under the Company’s 2007 Plan.

Under the Company’s 2007 Plan the Board of Directors granted options to employees, directors and consultants of the Company.  The exercise price of the options was determined by the Company’s Board of Directors but was always at least equal to the closing market price of the common shares on the day preceding the date of grant and the term of options granted did not exceed 10 years.  The options granted generally vested over three years for employees and immediately for directors.

Under the Company’s 2011 Plan the Board of Directors may grant options, and other types of Awards, to employees, directors and consultants of the Company.  The exercise price of the options is determined by the Company’s Board of Directors but will be at least equal to the closing market price of the common shares on the day preceding the date of grant and the term may not exceed 10 years.  Options granted generally vest over three years for employees and immediately for directors.

Hereafter, information on options governed by the 2007 Plan and 2011 Plan is presented on a consolidated basis as the terms of the two plans are similar. Information on the Protiva Option Plan is presented separately.

On June 20, 2012, the shareholders of the Company approved a 550,726 increase in the number of stock-based compensation awards that the Company is permitted to issue.

Stock option activity for the Company’s 2007 Plan and 2011 Plan

	Number of optioned common shares	Weighted average exercise price	Aggregate intrinsic value

Balance, December 31, 2009	865,628	$10.10	$705,885
Options granted	275,225	$4.40
Options exercised	(9,548)	$3.63	$29,320
Options forfeited, cancelled or expired	(47,873)	$27.38
Balance, December 31, 2010	1,083,432	$7.95	$756,628
Options granted	403,100	$2.14
Options exercised	(1,667)	$1.50	$1,330
Options forfeited, cancelled or expired	(71,547)	$27.42
Balance, December 31, 2011	1,413,318	$5.32	$1,800
Options granted	326,300	$4.16
Options exercised	(28,417)	$2.34	$81,545
Options forfeited, cancelled or expired	(62,355)	$21.27
Balance, December 31, 2012	1,648,846	$4.54	$2,299,512

Options under the 2007 Plan and 2011 Plan expire at various dates from December 5, 2013 to December 9, 2022.

The following table summarizes information pertaining to stock options outstanding at December 31, 2012 under the Company’s 2007 Plan and 2011 Plan:

			Options outstanding December 31, 2012			Options exercisable December 31, 2012
Range of Exercise prices			Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options exercisable	Weighted average exercise price

$1.50	to	$1.90	296,450	7.6	$1.71	232,950	$1.71
$2.10	to	$2.60	316,000	8.8	2.30	241,375	2.37
$3.00	to	$3.10	129,525	3.2	3.03	129,525	3.03
$3.73	to	$3.85	176,550	7.1	3.85	142,688	3.85
$4.60	to	$5.15	321,565	8.9	5.00	164,924	4.88
$5.35	to	$5.60	270,041	4.8	5.56	270,040	5.56
$5.90	to	$11.60	117,465	4.3	7.08	112,403	7.03
$49.20	to	$69.00	21,250	0.9	58.00	21,250	58.00
$1.50	to	$69.00	1,648,846	6.9	$4.54	1,315,155	$4.75

At December 31, 2012, there were 1,315,155 options exercisable (December 31, 2011 – 1,015,224; December 31, 2010 - 861,549) with a weighted average exercise price of $4.75. The weighted average remaining contractual life of exercisable options as at December 31, 2012 was 6.3 years. The aggregate intrinsic value of options exercisable at December 31, 2012 was $1,834,841.

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2012 is as follows:

	Number of optioned common shares	Weighted average fair value

Non-vested at December 31, 2011	398,094	$2.51

Options granted	326,300	4.16
Options vested	(372,128)	2.88
Non-vested options forfeited	(18,575)	2.72
Non-vested at December 31, 2012	333,691	$3.38

The weighted average remaining contractual life for options expected to vest at December 31, 2012 was 9.2 years and the weighted average exercise price for these options was $3.69 per share.

The aggregate intrinsic value of options expected to vest as at December 31, 2012 was $450,330 (December 31, 2011 - $nil; December 31, 2010 - $175,905).

The total fair value of options that vested during the year ended December 31, 2012 was $1,071,548 (2011 - $351,542; 2010 - $468,105).

Valuation assumptions for the Company’s 2007 Plan and 2011 Plan

The fair value of stock options at date of grant, based on the following assumptions, was estimated using the Black-Scholes option-pricing model. Assumptions on the dividend yield are based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. Assumptions about the Company’s expected stock-price volatility are based on the historical volatility of the Company’s publicly traded stock. The risk-free interest rate used for each grant is equal to the zero coupon rate for instruments with a similar expected life. Expected life assumptions are based on the Company’s historical data. The Company currently expects, based on an analysis of its historical forfeitures, that no options will be forfeited by senior employees and that approximately 94% of its options issued to non-senior employees will ultimately vest, and based on a three year vesting period has applied an annual forfeiture rate of 2.0% to all unvested options held by non-senior employees as of December 31, 2012. The Company will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeitures are higher than estimated. The weighted average option pricing assumptions and the resultant fair values are as follows:

	Year ended December 31
	2012	2011	2010

Dividend yield	0.00%	0.00%	0.00%
Expected volatility	120.40%	116.26%	116.90%
Risk-free interest rate	1.56%	2.51%	2.60%
Expected average option term (years)	8.2	9.6	6.6
Fair value of options granted	$3.83	$2.00	$3.82

Stock-based compensation expense for the Company’s 2007 Plan and 2011 Plan

An expense for stock-based compensation for options awarded to employees and calculated in accordance with the fair value method has been recorded in the consolidated statement of operations and comprehensive income (loss) as follows:

	Year ended December 31
	2012	2011	2010

Research, development, collaborations and contracts expenses	$771,869	$494,634	$533,508
General and administrative expenses	209,787	131,485	117,112
Total	$981,656	$626,119	$650,620

At December 31, 2012, there remains $952,149 of unearned compensation expense related to unvested employee stock options to be recognized as expense over a weighted-average period of approximately 15 months.

Protiva Option Plan

On May 30, 2008, as a condition of the acquisition of Protiva Biotherapeutics Inc., a total of 350,457 common shares of the Company were reserved for the exercise of 519,073 Protiva share options (“Protiva Options”). The Protiva Options have an exercise price of $0.30, were fully vested and exercisable as of May 30, 2008, expire at various dates from January 22, 2013 to March 1, 2018 and upon exercise each option will be converted into approximately 0.6752 shares of the Company (the same ratio at which Protiva common shares were exchanged for Company common shares at completion of the acquisition of Protiva). The Protiva Options are not part of the Company’s 2007 Plan or 2011 Plan and the Company is not permitted to grant any further Protiva Options.

The following table sets forth outstanding options under the Protiva Option Plan:

	Number of Protiva Options	Equivalent number of Company common shares	Weighted average exercise price

Balance, December 31, 2009	519,073	350,457	$0.30
Options exercised	(850)	(574)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2010	518,223	349,883	0.30
Options exercised	(27,202)	(18,366)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2011	491,020	331,517	0.30
Options exercised	(15,135)	(10,218)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2012	475,885	321,299	$0.30

The weighted average remaining contractual life of exercisable Protiva Options as at December 31, 2012 was 3.1 years.

The aggregate intrinsic value of Protiva Options outstanding at December 31, 2012 was $1,457,269. The intrinsic value of Protiva Options exercised in the year ended December 31, 2012 was $18,929 (2011 - $42,615; 2010 - $2,688).

Awards outstanding and available for issuance

Combining all of the Company’s share-based compensation plans, at December 31, 2012, the Company has 1,970,145 options outstanding and a further 422,688 Awards available for issuance.